Financial investments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 12,896	$ 9,874
Fair Value through Profit and Loss (Investment in Rioglass)	2,617	7,000
Derivative assets (Note 9)	1,493	3,182
Other receivable accounts at amortized cost	49,869	71,531
Total non-current financial investments	66,875	91,587
Contracted concessional financial assets	175,042	160,624
Derivative assets (Note 9)	888	2,048
Other receivable accounts at amortized cost	19,619	55,905
Total current financial investments	$ 195,549	$ 218,577